Nature of operations (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Working capital surplus	$ 4,419,904	$ 4,830,735
Net loss	2,875,061	64,148,145	$ 11,838,257
Negative cash flows from operations	902,436	1,483,006	$ 1,653,398
Accumulated deficit	$ 161,445,385	$ 158,570,324